Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock	the redeemable convertible preferred stock consisted of the following balances (in thousands, except share and per share amounts):

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	800,061	800,061	$1.2508	$1,001	$1,001
Series A	13,001,634	13,001,634	$11.2467	125,637	146,226
Series B	22,585,007	22,585,007	$8.8554	196,720	200,000

Total	36,386,702	36,386,702		$323,358	$347,227

Schedule of Shares Reserved for Issuance
The Company had the following shares reserved for issuance:

	December 31,	December 31,
	2025	2024
Common stock options issued and outstanding	9,035,498	3,641,671
Redeemable convertible preferred stock on an as-converted into common stock basis	—	36,386,702
Shares available for issuance under the stock option and incentive plan	459,417	474,374
Shares available for issuance under the employee stock purchase plan	895,607	—
Shares available for issuance under the inducement plan	1,046,940	—
Shares issuable under the participation right	—	2,509,446

Total	11,437,462	43,012,193